SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-17620) UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 131
and

REGISTRATION STATEMENT (NO. 811-01027) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 131

VANGUARD WORLD FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on June 26, 2013, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on , (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the Securities Act) and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 26th day of June, 2013.

VANGUARD WORLD FUND

BY:_______ _/s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	June 26, 2013
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	June 26, 2013
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	June 26, 2013
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	June 26, 2013
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	June 26, 2013
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	June 26, 2013
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	June 26, 2013
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	June 26, 2013
Scott C. Malpass
/s/ André F. Perold*	Trustee	June 26, 2013
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	June 26, 2013
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	June 26, 2013
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	June 26, 2013
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE